INVENTORIES (Details 1) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 28	$ 31
Finished goods	38	43
Inventories	$ 66	$ 74	$ 0